Registration No. 333-17669
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 6 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE               Edward D. Miller, President
     SOCIETY OF THE UNITED STATES        The Equitable Life Assurance Society of
         (Exact Name of Trust)                      the United States
     THE EQUITABLE LIFE ASSURANCE               1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES               New York, New York 10104
        (Exact Name of Depositor)        (Name and Address of Agent for Service)
      1290 Avenue of the Americas
        New York, New York 10104
   (Address of Depositor's Principal
         Executive Offices)

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              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:



      ROBIN M. WAGNER
  Vice President and Counsel                           with a copy to:
 The Equitable Life Assurance                     Thomas C. Lauerman, Esq.
 Society of the United States                 Freedman, Levy, Kroll & Simonds
 1290 Avenue of the Americas           1050 Connecticut Avenue, N.W., Suite 825
 New York, New York 10104                         Washington, D.C. 20036





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      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):


__X__ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (May 1, 2000) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

         This Post Effective Amendment No. 6 ("PEA") to the Form S-6 Registration Statement No. 333-17669 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in this Registration Statement a prospectus supplement to the Incentive Life prospectus. This prospectus supplement adds additional investment options to Separate Account FP. Other than as set forth herein, the PEA does not amend or delete any prospectus, any supplement thereto, or any other part of the Registration Statement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED ______, 2000, TO PROSPECTUSES FOR:

ACCUMULATOR LIFE                            INCENTIVE LIFE PLUS(R)
INCENTIVE LIFE                              SURVIVORSHIP 2000
SURVIVORSHIP INCENTIVE LIFE                 SPECIAL OFFER POLICY
IL PROTECTOR                                INCENTIVE LIFE 2000
IL COLI                                     CHAMPION 2000
-------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together, the "Prospectuses"), by adding information about five new variable investment options. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1. We anticipate making available the variable investment options described below on or about October 6, 2000, subject to regulatory approval.

     ------------------------------------------------------------------------------------
     VARIABLE         INVESTMENT       MANAGEMENT    12B-1     OTHER        TOTAL
     INVESTMENT       ADVISOR (1)      FEE           FEE       EXPENSES(2)  ANNUAL
     OPTION                                                                 EXPENSES (3)
     ------------------------------------------------------------------------------------
     EQ/Large Cap     The Equitable    1.00%         0.25%     0.05%        1.30%
     Growth           Life Assurance
                      Society of the
                      United States
     ------------------------------------------------------------------------------------
     EQ/Fidelity      Fidelity         0.70%         0.25%     0.05%        1.00%
     Mid Cap          Management &
                      Research
                      Company
     ------------------------------------------------------------------------------------
     EQ/AXP New       American         0.65%         0.25%     0.05%        0.95%
     Dimensions       Express
                      Financial
                      Corporation
     ------------------------------------------------------------------------------------
     EQ/AXP           American         0.70%         0.25%     0.05%        1.00%
     Strategy         Express
     Aggressive       Financial
                      Corporation
     ------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) Initial seed capital will be invested for each of these Portfolios on or about September 1, 2000; therefore, the Other Expenses shown are estimated.
(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Total Annual Expenses. Each of these Portfolios will commence operations on or about September 1, 2000 and we have estimated that their actual Total Annual Expenses will not exceed their respective Expense Limitations.

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Policies, Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.


                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

The Prospectus of Equitable Variable dated May 1, 1994, previously filed with this Registration Statement, File No. 333-17669, on April 28, 1998.


The Supplement dated May 1, 2000 consisting of 113 pages, previously filed with this Registration Statement File No. 333-17669, on April 27, 2000.

The Supplement consisting of 1 page.



Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

The signatures.

Written Consents of the following persons:


Robin M. Wagner, Vice President and Associate General Counsel of Equitable Life (see exhibit 2(a)(vi)).


The following exhibits: Exhibits required by Article IX, paragraph A of Form
N-8B-2:


         1-A(1)(a)(i)      Certified resolutions re Authority to Market Variable
                           Life Insurance and Establish Separate Accounts,
                           previously filed with this Registration Statement
                           File No.333-17669 on December 11, 1996.

         1-A(2)            Inapplicable.

         1-A(3)(a)         See Exhibit 1-A(8).



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                                      II-1
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


         1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement,
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(3)(c)         See Exhibit 1-A(8)(i).

         1-A(4)            Inapplicable.

         1-A(5)(a)(i)      Flexible Premium Life Insurance Policy (85-300),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(a)(ii)     Flexible Premium Life Insurance Policy (88-300),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(b)         Name Change Endorsement (S97-1),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(c)         Accidental Death Benefit Rider (R85-401),
                           including state variation, previously filed
                           with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(d)         Term Insurance Rider (R85-403), including
                           state variation, previously filed with
                           this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(e)         Children's Term Insurance Rider (R85-404),
                           including state variations, previously filed
                           with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(f)         Exchange Privilege Rider (R85-405), including
                           state variations, previously filed with
                           this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(g)         Limitation on Amount of Insurance Rider (85-406),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(h)         Disability Rider - Waiver of Monthly Deductions,
                           including state variations (R85-408), previously
                           filed with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(i)         Universal Life Exchange Program Riders,
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(j)         Pro Rata Surrender Charge Endorsement (S.87-289),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(k)         Premium Tax Endorsement (S.88-294), previously filed
                           with this Registration Statement File No.
                           333-17669 on December 11, 1996.

         1-A(5)(l)         Monthly Cost of Insurance Endorsement
                           (S.88-295, Non-Smoker, Standard Risk),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.




         1-A(5)(m)         Asset Allocation Endorsement (S.89-301),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

         1-A(5)(n)         Guaranteed Interest Division Transfer Endorsement
                           (S.89-303) and Guaranteed Interest Division Transfer
                           Rider (R.89-303) for use with Policy No. 85-300
                           (Investment Options Rider), previously filed with
                           this Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(5)(o)          Accelerated Death Benefit Rider, previously filed
                           with this Registration Statement File No. 333-17669
                           on December 11, 1996.

        1-A(5)(p)          Free Look Rider, previously filed with this
                           Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(6)(a)          Declaration and Charter of Equitable, as amended
                           January 1, 1997, previously filed with this
                           Registration Statement File No. 333-17669 on
                           April 30, 1997.

        1-A(6)(b)          By-Laws of Equitable, as amended November 21, 1996,
                           previously filed with this Registration Statement
                           File No. 333-17669 on April 30, 1997.

        1-A(7)             Inapplicable.

        1-A(8)             Distribution and Servicing Agreement among Equico
                           Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1,1994, previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

        1-A(8)(i)          Schedule of Commissions, previously filed with this
                           Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(9)(a)          Agreement and Plan of Merger of Equitable
                           Variable with and into Equitable dated
                           September 19, 1996, previously filed with
                           this Registration Statement File No.
                           333-17669 on December 11, 1996.

        1-A(9)(b)          Form of Participation Agreement among EQ Advisors
                           Trust, Equitable, Equitable Distributors, Inc. and
                           EQ Financial Consultants, Inc. (now AXA Advisors,
                           LLC), incorporated by reference to the this
                           Registration Statement of EQ Advisors Trust on
                           Form N-1A (File Nos. 333-17217 and 811-07953).

Other Exhibits:

        1-A(10)(a)         Application EV4-200T, previously filed with this
                           Registration Statement File No. 333-17669 on
                           December 11, 1996.

        1-A(10)(b)         The Universal Life Exchange Program Application,
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

        2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.








        2(a)(ii)           Opinion and Consent of Mary P. Breen, Vice
                           President and Associate General Counsel of
                           Equitable, previously filed with this Registration
                           Statement File No. 333-17669 on April 30, 1997.

        2(a)(iii)          Opinion and Consent of William Schor, Vice President
                           and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17669, on April 27, 1999.

        2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement
                           No. 333-17669 on August 27, 1999.


        2(a)(v)            Opinion and Consent of Robin M. Wagner, Vice
                           President and Counsel of Equitable, previously filed with this Registration Statement No. 333-17669 on April 27, 2000.

        2(a)(vi)           Opinion and Consent of Robin M. Wagner, Vice
                           President and Counsel of Equitable.


        2(b)(i)            Opinion and Consent, dated April 24, 1995, of
                           Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration Statement File No.
                           333-17669 on December 11, 1996.

        2(b)(ii)           Opinion and Consent, dated April 26, 1994, of
                           Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration Statement File No.
                           333-17669 on December 11, 1996.

        2(b)(iii)          Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           relating to Exhibits 2(b)(i) and 2(b)(ii),
                           previously filed with this Registration Statement
                           File No. 333-17669 on December 11, 1996.

        3                  Inapplicable.

        4                  Inapplicable.


        6 Consent of Independent Public Accountants, previously filed with this Registration Statement No. 333-17669 on April 27, 2000.

        7(a) Powers of Attorney, previously filed with this Registration Statement No. 333-17669 on
                           April 27, 2000.


        8                  Description of Equitable's Issuance, Transfer and
                           Redemption Procedures for Policies pursuant to Rule
                           6e-3(T)(b)(12)(iii) under the Investment Company
                           Act of 1940, previously filed with this Registration
                           Statement File No. 333-17669 on December 11, 1996.




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                                      II-4

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 11th day of May, 2000.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                                  (REGISTRANT)

[SEAL]                               By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                              (DEPOSITOR)



                                     By:   /s/ Mildred M. Oliver
                                           ------------------------------
                                              (Mildred M. Oliver)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             May 11, 2000

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 11th day of May, 2000.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                    (DEPOSITOR)


                                            By:  /s/ Mildred M. Oliver
                                                --------------------------------
                                                    (Mildred M. Oliver)
                                                     Vice President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:


Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson       Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain               Stanley B. Tulin
                                                       Dave H. Williams


*By:  /s/ Mildred M. Oliver
     -----------------------
         (Mildred M. Oliver)
          Attorney-in-Fact
          May 11, 2000

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                                  EXHIBIT INDEX


EXHIBIT NO.                                                                                    TAG VALUE
-----------                                                                                    ---------


2(a)(vi)              Opinion and Consent of Counsel                                          EX-99.2avi



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                                      II-7